Leases - Supplemental Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease obligations for the year ended:
Operating cash flows for operating leases	$ 2,787	$ 2,273
Operating cash flows for finance leases	24	21
Financing cash flows for finance leases	257	243
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	1,632	0
Finance leases	$ 53	$ 139
Weighted average remaining lease term:
Operating leases (in years)	8 years	9 years
Finance leases (in years)	1 year	2 years
Weighted average discount rates:
Operating leases	11.00%	11.80%
Finance leases	6.40%	5.10%